Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
May 31, 2026
TBE-NPRT3-0726
1.9906546.103
Asset-Backed Securities - 2.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	55,043	54,217
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	40,884	40,660
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		94,877
UNITED STATES - 2.1%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	114,688	113,598
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	224,998	223,063
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	241,163	235,383
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	24,625	24,774
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	24,625	23,616
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	123,125	120,693
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	24,625	23,930
TOTAL UNITED STATES		765,057
TOTAL ASSET-BACKED SECURITIES (Cost $855,678)		859,934

Bank Loan Obligations - 2.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(d)(e)	5,053	5,053
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(d)(e)	2,538	2,538

TOTAL COLOMBIA		7,591
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	13,000	12,858
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(d)	7,307	7,403
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(d)	992	753
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(d)	14,550	6,184
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	13,000	12,545
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	16,954	16,463

TOTAL SWITZERLAND		29,008
UNITED STATES - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(d)	2,212	1,804
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(d)	16,000	15,223
		17,027
Entertainment - 0.1%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	18,000	17,891
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	9,892	8,917
TOTAL COMMUNICATION SERVICES		43,835
Consumer Discretionary - 0.5%
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(d)	10,000	9,937
Hotels, Restaurants & Leisure - 0.3%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(d)	16,897	15,575
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	19,860	18,943
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(d)	14,351	12,432
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)(h)	613	531
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)	38,508	33,888
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(d)	984	866
		82,235
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(d)	20,989	19,194
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(d)	17,000	16,320
		35,514
Specialty Retail - 0.1%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(d)(g)	14,000	13,081
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(d)	5,000	4,951
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(d)	5,900	5,486
		23,518
TOTAL CONSUMER DISCRETIONARY		151,204
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	4,975	4,770
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(e)(f)	1,192	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(e)(f)	344	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(f)	2,597	982
		982
TOTAL CONSUMER STAPLES		5,752
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	79,792	51,829
Financials - 0.1%
Financial Services - 0.0%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(e)	5,000	5,067
Insurance - 0.1%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	18,000	17,546
TOTAL FINANCIALS		22,613
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(d)(e)	3,151	2,205
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(d)	1,727	1,450
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(d)	5,000	4,876
		8,531
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	45,765	44,144
TOTAL HEALTH CARE		52,675
Industrials - 0.3%
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(d)	4,962	2,836
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	28,911	17,102
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(d)	7,000	3,488
		23,426
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(d)	5,992	5,258
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(d)	13,867	11,298
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	52,454	38,449
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	16,000	15,805
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(d)	8,000	7,950
		78,760
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(d)(g)	10,000	9,900
TOTAL INDUSTRIALS		112,086
Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(d)	1,000	821
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(d)	15,865	14,740
		15,561
Software - 0.1%
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(d)	5,000	4,834
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	33,000	32,194
		37,028
TOTAL INFORMATION TECHNOLOGY		52,589
Materials - 0.6%
Chemicals - 0.6%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(d)	13,000	9,750
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	30,979	27,881
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(d)	977	875
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(d)	24,938	24,799
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	28,803	27,443
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(d)	27,927	27,019
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(d)	8,853	8,156
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	20,646	20,439
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	10,000	9,988
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	14,937	12,535
TOTAL MATERIALS		168,885
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(d)	10,705	10,794
TOTAL UNITED STATES		672,262
TOTAL BANK LOAN OBLIGATIONS (Cost $762,927)		736,059

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(j)	31,000	28,679
BX 2025-DIME Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1271% 2/15/2035 (c)(d)(j)	83,000	82,378
BX 2025-DIME Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.3771% 2/15/2035 (c)(d)(j)	54,000	53,662
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(j)	90,664	90,721
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (c)(d)(j)	83,999	84,078
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	100,000	85,306
TOTAL UNITED STATES		424,824
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $421,638)		424,824

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	637	11,977
Altice France Holding SA rights (e)(i)(j)(k)	16	195

TOTAL FRANCE		12,172
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(i)	444	568
Cano Health LLC warrants 6/28/2029 (e)(i)	14	0
ModivCare Inc (e)	223	1,255

TOTAL UNITED STATES		1,823
TOTAL COMMON STOCKS (Cost $21,592)		13,995

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (j)	14,000	15,883
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 3.125% 3/15/2030	30,000	24,195
UNITED STATES - 0.5%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	3,787	14,864
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	34,000	32,589
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	21,000	17,787
Fluence Energy Inc 2.25% 6/15/2030	4,000	4,929
TOTAL INDUSTRIALS		22,716
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	4,000	8,810
ON Semiconductor Corp 0% 5/1/2027 (m)	3,000	6,849
		15,659
Software - 0.3%
Riot Platforms Inc 0.75% 1/15/2030	18,000	35,896
Strategy Inc 0% 12/1/2029 (m)	24,000	21,833
Terawulf Inc 0% 5/1/2032 (j)(m)	13,000	19,812
		77,541
TOTAL INFORMATION TECHNOLOGY		93,200
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	24,000	24,468
TOTAL UNITED STATES		187,837
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $178,951)		227,915

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	213	7,849
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (e)(i)	402	12,486
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	139	8,959
TOTAL UNITED STATES		29,294
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,838)		29,294

Foreign Government and Government Agency Obligations - 3.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Australian Commonwealth 1.25% 5/21/2032	AUD	5,000	2,973
Australian Commonwealth 2.75% 6/21/2035 (k)	AUD	5,000	3,056
Australian Commonwealth 3.5% 12/21/2034 (k)	AUD	50,000	32,743
TOTAL AUSTRALIA			38,772
BRAZIL - 1.6%
Brazilian Federative Republic 10% 1/1/2029	BRL	400,000	73,170
Brazilian Federative Republic 10% 1/1/2031	BRL	1,000,000	173,341
Brazilian Federative Republic 10% 1/1/2033	BRL	800,000	132,512
Federative Republic of Brazil 7.250% 1/12/2056		174,000	173,913
TOTAL BRAZIL			552,936
CANADA - 0.3%
Canadian Government 1.5% 12/1/2031	CAD	5,000	3,333
Canadian Government 2.75% 6/1/2033	CAD	30,000	21,089
Canadian Government 3.25% 12/1/2034	CAD	123,000	88,613
Canadian Government 3.25% 12/1/2035	CAD	5,000	3,578
TOTAL CANADA			116,613
COLOMBIA - 0.5%
Colombian Republic 6.125% 1/21/2031		200,000	199,150
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 4.875% 9/23/2032 (j)		260,000	246,875
MULTI-NATIONAL - 0.4%
European Union 3.25% 12/12/2036 (k)	EUR	15,000	17,344
European Union 3.375% 10/4/2039 (k)	EUR	24,000	27,289
European Union 3.375% 12/12/2035 (k)	EUR	50,000	58,924
European Union 3.75% 10/12/2045 (k)	EUR	45,000	51,477
TOTAL MULTI-NATIONAL			155,034
ROMANIA - 0.0%
Romanian Republic 4.625% 3/4/2033 (j)	EUR	10,000	11,310
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (k)	GBP	60,000	80,733
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,370,161)			1,401,423

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030 (Cost $35,000)	35,000	35,842
TOTAL MUNICIPAL SECURITIES (Cost $35,000)		35,842

Non-Convertible Corporate Bonds - 32.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (j)		27,000	26,738
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (j)		5,000	4,978
Mineral Resources Ltd 6.25% 5/1/2034 (j)		5,000	4,969
Mineral Resources Ltd 7% 4/1/2031 (j)		5,000	5,198
Mineral Resources Ltd 9.25% 10/1/2028 (j)		4,000	4,149
TOTAL MATERIALS			19,294
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,000	7,316
TOTAL AUSTRALIA			53,348
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)		14,000	11,375
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (f)(j)		31,000	7,484
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)		9,000	8,393
TOTAL INDUSTRIALS			15,877
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)		11,000	11,021
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)		16,482	16,597
TOTAL MATERIALS			27,618
TOTAL BRAZIL			43,495
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)		13,000	13,244
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		6,000	6,080
TELUS Corp 7% 10/15/2055 (c)		3,000	3,088
			9,168
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		3,000	3,069
Rogers Communications Inc 7.125% 4/15/2055 (c)		3,000	3,111
			6,180
TOTAL COMMUNICATION SERVICES			15,348
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)		4,000	4,073
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		9,000	9,605
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		2,000	2,090
TOTAL ENERGY			11,695
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)		2,000	2,087
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (j)		5,000	5,208
Bombardier Inc 7.25% 7/1/2031 (j)		4,000	4,203
			9,411
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)		9,000	9,241
TOTAL INDUSTRIALS			18,652
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		61,000	61,003
Methanex Corp 5.65% 12/1/2044		13,000	11,811
			72,814
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)		5,000	5,098
Champion Iron Canada Inc 7.875% 7/15/2032 (j)		5,000	5,234
			10,332
TOTAL MATERIALS			83,146
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034		12,000	11,865
TransAlta Corp 6.5% 3/15/2040		8,000	7,872
TOTAL UTILITIES			19,737
TOTAL CANADA			154,738
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (f)(j)		52,000	19,435
Gran Tierra Energy Inc 9.75% 4/15/2031 (j)(o)		15,000	14,255
TOTAL ENERGY			33,690
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)		16,836	15,592
TOTAL COLOMBIA			49,282
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (j)		2,000	1,970
FRANCE - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (j)		41,909	40,785
Altice France SA 6.875% 10/15/2030 (j)		6,859	6,736
Altice France SA 6.875% 7/15/2032 (j)		39,395	38,463
TOTAL COMMUNICATION SERVICES			85,984
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (j)		6,000	6,038
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (j)		19,000	19,933
Viridien 10% 10/15/2030 (j)		9,000	9,625
TOTAL ENERGY			29,558
Financials - 0.4%
Banks - 0.3%
BNP Paribas SA 0.5% 1/19/2030 (c)(k)	EUR	100,000	108,682
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (j)		22,000	22,378
Iliad Holding SAS 8.5% 4/15/2031 (j)		2,000	2,119
			24,497
TOTAL FINANCIALS			133,179
TOTAL FRANCE			254,759
GERMANY - 1.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.875% 4/23/2032 (j)(o)		7,000	6,885
ZF North America Capital Inc 7.125% 4/14/2030 (j)		7,000	7,053
ZF North America Capital Inc 7.5% 3/24/2031 (j)		5,000	5,050
TOTAL CONSUMER DISCRETIONARY			18,988
Financials - 0.1%
Financial Services - 0.1%
KfW 1.125% 3/31/2037 (k)	EUR	20,000	18,895
KfW 2.625% 1/10/2034 (k)	EUR	14,000	15,906
TOTAL FINANCIALS			34,801
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (k)	EUR	55,000	67,340
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)		4,000	4,002
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
LEG Immobilien SE 0.875% 3/30/2033 (k)	EUR	100,000	95,110
Utilities - 1.2%
Electric Utilities - 0.8%
Amprion GmbH 3.625% 5/21/2031 (k)	EUR	100,000	117,527
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(k)	EUR	100,000	111,045
EnBW International Finance BV 3.75% 11/20/2035 (k)	EUR	50,000	58,194
			286,766
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.875% 4/16/2034 (j)		150,000	155,361
TOTAL UTILITIES			442,127
TOTAL GERMANY			662,368
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)		16,000	15,586
Kosmos Energy Ltd 7.75% 5/1/2027 (j)		8,000	7,952
Kosmos Energy Ltd 8.75% 10/1/2031 (j)		10,000	9,099
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (j)		26,744	27,278

TOTAL GHANA			59,915
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)		34,000	34,750
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (j)		222,000	207,388
Millicom International Cellular SA 7.375% 4/2/2032 (j)		100,000	102,827

TOTAL GUATEMALA			310,215
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.4%
AIB Group PLC 2.875% 5/30/2031 (c)(k)	EUR	100,000	116,640
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		7,000	7,134
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (j)		36,000	36,345
GGAM Finance Ltd 6.875% 4/15/2029 (j)		5,000	5,133
GGAM Finance Ltd 8% 6/15/2028 (j)		2,000	2,077
			43,555
TOTAL FINANCIALS			167,329
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)		4,000	3,873
TOTAL IRELAND			171,202
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,974
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	204,546

TOTAL ISRAEL			209,520
LUXEMBOURG - 1.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (j)		33,000	23,911
Altice Financing SA 9.625% 7/15/2027 (j)		10,000	7,730
			31,641
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)		18,000	17,505
TOTAL COMMUNICATION SERVICES			49,146
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (j)		38,000	33,345
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (k)	EUR	100,000	120,912
Logicor Financing Sarl 0.875% 1/14/2031 (k)	EUR	100,000	102,177
P3 Group Sarl 3.75% 4/2/2033 (k)	EUR	100,000	113,806
TOTAL REAL ESTATE			336,895
TOTAL LUXEMBOURG			419,386
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 7.69% 1/23/2050		570,000	521,852
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 2.875% 6/18/2035 (k)	EUR	8,000	9,160
European Investment Bank 3% 7/15/2033 (k)	EUR	25,000	29,202

TOTAL MULTI-NATIONAL			38,362
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)		9,000	8,960
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (j)		4,000	4,206
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)		7,000	6,939
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (j)		22,000	22,385
TOTAL PANAMA			29,324
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)		8,000	8,210
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (j)		16,000	16,415
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.3%
UBS Group AG 0.625% 1/18/2033 (k)	EUR	100,000	96,362
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (c)(k)	EUR	100,000	114,385
TOTAL FINANCIALS			210,747
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (j)		12,000	10,945
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (j)		10,000	9,695
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)		4,000	3,982
TOTAL INDUSTRIALS			24,622
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (j)		18,000	18,923
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)		17,000	16,539
TOTAL MATERIALS			35,462
TOTAL SWITZERLAND			270,831
UNITED KINGDOM - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (j)		2,000	1,642
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (j)		5,000	5,231
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)		24,000	24,329
TOTAL CONSUMER DISCRETIONARY			29,560
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT International Finance PLC 4.125% 4/12/2032 (k)	EUR	100,000	119,066
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (j)		18,000	19,206
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (c)(k)	EUR	100,000	116,776
HSBC Holdings PLC 3% 7/22/2028 (c)	GBP	100,000	132,199
TOTAL FINANCIALS			248,975
Industrials - 0.7%
Ground Transportation - 0.3%
Mobico Group PLC 3.625% 11/20/2028 (k)(l)	GBP	100,000	118,721
Transportation Infrastructure - 0.4%
Heathrow Funding Ltd 6% 3/5/2032 (k)	GBP	100,000	135,697
TOTAL INDUSTRIALS			254,418
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)		29,000	28,832
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (j)		16,000	16,365
			45,197
Water Utilities - 0.5%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (k)	GBP	25,000	34,702
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (k)	GBP	100,000	126,045
			160,747
TOTAL UTILITIES			205,944
TOTAL UNITED KINGDOM			878,811
UNITED STATES - 20.8%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.9%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)(o)		13,000	13,103
APLD ComputeCo LLC 9.25% 12/15/2030 (j)		34,000	36,701
Black Pearl Compute LLC 6.125% 2/15/2031 (j)		8,000	8,139
Cipher Compute LLC 7.125% 11/15/2030 (j)(o)		8,000	8,340
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)		29,000	29,657
Edged Compute LLC 7.5% 4/30/2031 (j)		29,000	29,075
Flash Compute LLC 7.25% 12/31/2030 (j)(o)		14,000	14,433
HUT 8 DC LLC 6.192% 11/15/2042 (j)		20,000	20,239
Level 3 Financing Inc 6.875% 6/30/2033 (j)		14,000	14,420
Level 3 Financing Inc 7% 3/31/2034 (j)		19,000	19,693
Level 3 Financing Inc 7.5% 2/15/2037 (j)		10,000	10,307
Level 3 Financing Inc 8.5% 1/15/2036 (j)		20,000	21,624
Lumen Technologies Inc 4.5% 1/15/2029 (j)		1,000	962
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)		28,000	28,144
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)		40,000	40,055
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (j)		16,000	16,032
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)		12,000	11,849
WULF Compute LLC 7.75% 10/15/2030 (j)(o)		18,000	18,914
			341,687
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (j)		10,000	10,477
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)		14,000	14,600
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)		14,000	14,796
			39,873
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (j)		7,000	6,938
Snap Inc 6.875% 3/15/2034 (j)		5,000	4,922
			11,860
Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (j)		12,000	10,023
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (j)		10,000	9,054
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		16,000	14,040
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (j)(o)		7,000	5,986
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)		6,000	5,349
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)		5,000	4,887
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (j)(o)		5,000	4,879
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		40,000	24,673
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		202,000	149,884
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		238,000	192,004
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)		13,000	13,438
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)		13,000	13,640
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)		10,000	10,035
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (j)		5,000	5,010
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)		5,000	5,210
CMG Media Corp 8.875% 6/18/2029 (j)		2,000	1,605
CSC Holdings LLC 3.375% 2/15/2031 (j)		31,000	17,247
CSC Holdings LLC 4.5% 11/15/2031 (j)		36,000	20,430
CSC Holdings LLC 4.625% 12/1/2030 (j)		9,000	2,115
EW Scripps Co/The 9.875% 8/15/2030 (j)		9,000	8,593
Lamar Media Corp 5.375% 11/1/2033 (j)(o)		8,000	7,880
Nexstar Media Inc 6.5% 9/15/2033 (j)		8,000	8,064
Sirius XM Radio LLC 4.125% 7/1/2030 (j)		90,000	84,843
Univision Communications Inc 8.5% 7/31/2031 (j)(o)		20,000	20,135
Univision Communications Inc 8.875% 4/15/2033 (j)		5,000	4,980
Univision Communications Inc 9.375% 8/1/2032 (j)(o)		13,000	13,312
			657,316
TOTAL COMMUNICATION SERVICES			1,050,736
Consumer Discretionary - 1.9%
Automobile Components - 0.2%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)		5,000	5,019
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)(o)		13,000	13,036
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)		13,000	13,317
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)		4,000	4,135
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (j)		9,000	9,100
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)		12,000	12,005
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (j)		12,000	11,975
			68,587
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)		21,000	20,704
Broadline Retail - 0.2%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (j)		4,950	4,040
Saks Global Enterprises LLC 11% (f)(j)		1	0
Saks Global Enterprises LLC 11% (e)(f)(j)		3,043	0
Wayfair LLC 6.75% 11/15/2032 (j)(o)		15,000	15,237
Wayfair LLC 7.125% 5/31/2034 (j)		5,000	5,095
Wayfair LLC 7.25% 10/31/2029 (j)		25,000	25,723
Wayfair LLC 7.75% 9/15/2030 (j)(o)		25,000	26,025
			76,120
Diversified Consumer Services - 0.2%
Sotheby's 8.25% 4/15/2031 (j)		30,000	29,534
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)		5,000	4,756
StoneMor Inc 8.5% 5/15/2029 (j)		27,000	26,481
TKC Holdings Inc 12% 2/15/2031 (j)		4,000	4,164
TKC Holdings Inc 8.5% 8/15/2030 (j)		12,000	12,271
			77,206
Hotels, Restaurants & Leisure - 0.6%
Acushnet Co 5.625% 12/1/2033 (j)		4,000	3,969
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (j)		14,000	12,740
Carnival Corp Ltd 5.75% 8/1/2032 (j)		5,000	5,051
Carnival Corp Ltd 5.875% 6/15/2031 (j)		8,000	8,124
Carnival Corp Ltd 6.125% 2/15/2033 (j)		22,000	22,281
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)		25,000	24,391
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)		5,000	4,977
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)(o)		15,000	15,087
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (j)(o)		5,000	5,044
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (j)		31,000	31,352
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (j)(o)		5,000	5,098
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)		5,000	5,085
Life Time Inc 6% 11/15/2031 (j)		4,000	4,058
Light & Wonder International Inc 6.25% 10/1/2033 (j)(o)		8,000	7,911
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)		18,000	15,259
NCL Corp Ltd 6.25% 9/15/2033 (j)		12,000	11,505
NCL Corp Ltd 6.75% 2/1/2032 (j)		5,000	4,955
Royal Caribbean Cruises Ltd 6% 2/1/2033 (j)		2,000	2,028
Viking Cruises Ltd 5.875% 10/15/2033 (j)		14,000	14,028
Viking Cruises Ltd 9.125% 7/15/2031 (j)		5,000	5,257
			208,200
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (j)(o)		3,000	2,846
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (j)		5,000	4,902
Beazer Homes USA Inc 7.5% 3/15/2031 (j)		5,000	5,055
Century Communities Inc 6.625% 9/15/2033 (j)(o)		6,000	5,950
Dream Finders Homes Inc 6.875% 9/15/2030 (j)(o)		9,000	8,883
LGI Homes Inc 7% 11/15/2032 (j)		29,000	27,976
Risewell Homes Inc 8.5% 11/1/2030 (j)		8,000	8,077
Whirlpool Corp 5.75% 3/1/2034		3,000	2,485
Whirlpool Corp 6.5% 6/15/2033 (o)		33,000	29,950
			96,124
Specialty Retail - 0.4%
Advance Auto Parts Inc 3.5% 3/15/2032		5,000	4,385
Advance Auto Parts Inc 3.9% 4/15/2030 (o)		5,000	4,669
Advance Auto Parts Inc 7% 8/1/2030 (j)(o)		8,000	8,221
Advance Auto Parts Inc 7.375% 8/1/2033 (j)(o)		21,000	21,846
Carvana Co 4.875% 9/1/2029 (j)		1,000	910
Carvana Co 9% 6/1/2031 pay-in-kind (c)(j)		33,518	37,045
Champions Financing Inc 8.75% 2/15/2029 (j)(o)		17,000	16,431
LBM Acquisition LLC 6.25% 1/15/2029 (j)		13,000	8,008
Michaels Cos Inc/The 11% 3/15/2034 (j)		13,000	12,291
Michaels Cos Inc/The 8.5% 3/15/2033 (j)		13,000	12,692
Staples Inc 10.75% 9/1/2029 (j)		15,000	14,271
Staples Inc 12.75% 1/15/2030 (j)		13,150	10,065
			150,834
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	9,049
TOTAL CONSUMER DISCRETIONARY			706,824
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)		5,000	4,817
Albertsons Cos Inc 5.625% 3/31/2032 (j)		10,000	9,763
C&S Group Enterprises LLC 5% 12/15/2028 (j)		8,000	7,528
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)		4,000	4,053
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)		10,000	10,444
Performance Food Group Inc 5.625% 3/1/2034 (j)		10,000	9,772
Performance Food Group Inc 6.125% 9/15/2032 (j)		5,000	5,055
US Foods Inc 5.75% 4/15/2033 (j)		5,000	4,993
US Foods Inc 6.875% 9/15/2028 (j)		6,000	6,146
			62,571
Food Products - 0.2%
B&G Foods Inc 5.25% 9/15/2027		5,000	4,861
Lamb Weston Holdings Inc 4.375% 1/31/2032 (j)		29,000	27,134
Post Holdings Inc 4.625% 4/15/2030 (j)		15,000	14,592
Post Holdings Inc 6.25% 10/15/2034 (j)		4,000	3,964
Post Holdings Inc 6.25% 2/15/2032 (j)		5,000	5,079
Post Holdings Inc 6.375% 3/1/2033 (j)		5,000	4,986
Post Holdings Inc 6.5% 3/15/2036 (j)		5,000	4,961
			65,577
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (j)		3,000	3,016
TOTAL CONSUMER STAPLES			131,164
Energy - 3.0%
Energy Equipment & Services - 0.3%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)		15,000	15,006
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)		12,000	12,212
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)		5,000	5,139
Star Holding LLC 8.75% 8/1/2031 (j)		4,000	4,067
Transocean International Ltd 7.875% 10/15/2032 (j)		5,000	5,335
Transocean International Ltd 8.25% 5/15/2029 (j)		5,000	5,192
Transocean International Ltd 8.5% 5/15/2031 (j)		31,000	32,745
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)		9,000	9,034
WBI Operating LLC 6.5% 10/15/2033 (j)		4,000	4,051
			92,781
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (j)		4,000	3,997
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)		5,000	4,947
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (j)		12,000	11,857
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (j)		4,000	4,099
California Resources Corp 7% 1/15/2034 (j)		15,000	15,121
California Resources Corp 8.25% 6/15/2029 (j)		24,000	25,040
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (j)		5,000	5,294
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (j)		18,000	18,404
Cheniere Energy Inc 5.2% 7/30/2036 (j)		20,000	19,703
Cheniere Energy Inc 6% 7/30/2056 (j)		4,000	3,993
CITGO Petroleum Corp 8.375% 1/15/2029 (j)		4,000	4,121
CNX Midstream Partners LP 4.75% 4/15/2030 (j)		40,000	38,618
CNX Resources Corp 5.875% 3/1/2034 (j)		10,000	9,844
CNX Resources Corp 7.25% 3/1/2032 (j)		5,000	5,168
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)		2,000	2,083
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)		6,000	6,338
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)		2,000	2,132
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)		2,000	2,129
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)		2,000	2,180
Comstock Resources Inc 6.75% 3/1/2029 (j)		27,000	26,529
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (j)		16,000	16,959
CVR Energy Inc 7.5% 2/15/2031 (j)		10,000	10,112
CVR Energy Inc 7.875% 2/15/2034 (j)		5,000	5,017
DBR Land Holdings LLC 6.25% 12/1/2030 (j)		4,000	4,062
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (j)		5,000	5,162
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)		9,000	9,370
Energy Transfer LP 6.5% 2/15/2056 (c)		5,000	5,041
Energy Transfer LP 6.75% 2/15/2056 (c)		5,000	5,094
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		5,000	5,019
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		11,000	11,538
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		51,000	51,503
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)(o)		5,000	5,084
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (j)(o)		5,000	5,247
Harvest Midstream I LP 6.75% 5/15/2034 (j)		10,000	10,267
Harvest Midstream I LP 7.5% 5/15/2032 (j)		5,000	5,195
Hess Midstream Operations LP 5.875% 3/1/2028 (j)		16,000	16,160
Hess Midstream Operations LP 6.5% 6/1/2029 (j)		5,000	5,128
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (j)		5,000	5,059
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)		5,000	5,168
Kinetik Holdings LP 5.875% 6/15/2030 (j)		5,000	5,025
Kinetik Holdings LP 6.625% 12/15/2028 (j)		16,000	16,339
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)		13,000	13,226
MPLX LP 5% 3/1/2033		50,000	49,910
MPLX LP 5.65% 3/1/2053		50,000	46,670
Par Petroleum LLC 7.375% 6/1/2034 (j)		10,000	10,235
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		10,000	10,004
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (j)		12,000	11,946
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)		25,000	25,602
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)		6,000	6,415
Prairie Acquiror LP 9% 8/1/2029 (j)		5,000	5,212
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)		5,000	5,199
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		19,000	18,620
Sunoco LP 4.5% 10/1/2029 (j)		2,000	1,947
Sunoco LP 4.625% 5/1/2030 (j)		16,000	15,525
Sunoco LP 5.375% 7/15/2031 (j)		10,000	9,951
Sunoco LP 5.625% 7/15/2034 (j)		10,000	9,849
Sunoco LP 5.875% 3/15/2034 (j)		5,000	4,970
Sunoco LP 6.25% 7/1/2033 (j)		5,000	5,085
Sunoco LP 6.625% 8/15/2032 (j)		5,000	5,105
Sunoco LP 7% 5/1/2029 (j)		5,000	5,162
Sunoco LP 7.25% 5/1/2032 (j)		5,000	5,224
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (j)		16,000	16,099
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (j)		52,000	52,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (j)		5,000	5,109
Targa Resources Corp 4.2% 2/1/2033		160,000	152,224
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)		10,000	10,272
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (j)		13,000	13,592
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)		5,000	5,217
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (j)		18,000	19,091
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)		5,000	5,518
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (j)		5,000	5,612
			969,747
TOTAL ENERGY			1,062,528
Financials - 2.2%
Banks - 0.2%
Bank of America Corp 2.299% 7/21/2032 (c)		90,000	79,638
Western Alliance Bancorp 3% 6/15/2031 (c)		13,000	12,593
			92,231
Capital Markets - 0.5%
Ares Capital Corp 5.55% 1/15/2030		17,000	16,930
Ares Strategic Income Fund 5.8% 9/9/2030 (j)		10,000	9,858
Hightower Holding LLC 6.75% 4/15/2029 (j)		2,000	1,995
HPS Corporate Lending Fund 5.15% 4/2/2029 (j)		24,000	23,511
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)		17,000	17,043
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)		14,000	14,397
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (j)		1,000	1,037
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)		15,000	14,498
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	99,249
			198,518
Consumer Finance - 0.7%
Ally Financial Inc 6.646% 1/17/2040 (c)		25,000	24,770
Ally Financial Inc 6.7% 2/14/2033		2,000	2,066
Capital One Financial Corp 5.468% 2/1/2029 (c)		9,000	9,130
Capital One Financial Corp 7.624% 10/30/2031 (c)		11,000	12,120
Ford Motor Credit Co LLC 5.8% 3/8/2029		50,000	50,739
LFS Topco LLC 8.75% 7/15/2030 (j)(o)		12,000	11,946
Navient Corp 4.875% 3/15/2028		5,000	4,900
Navient Corp 5% 3/15/2027		11,000	10,935
Navient Corp 5.5% 3/15/2029 (o)		5,000	4,800
Navient Corp 5.625% 8/1/2033		1,000	814
Navient Corp 7.875% 6/15/2032 (o)		5,000	4,651
Navient Corp 9.375% 10/15/2031		5,000	4,976
OneMain Finance Corp 6.5% 3/15/2033		5,000	4,883
OneMain Finance Corp 6.75% 3/15/2032		5,000	4,972
OneMain Finance Corp 6.75% 9/15/2033 (o)		5,000	4,899
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,039
OneMain Finance Corp 7.5% 5/15/2031		31,000	31,958
SLM Corp 6.495% 5/15/2032 (c)		10,000	10,009
SLM Corp 6.5% 1/31/2030 (o)		6,000	6,077
			209,684
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		5,000	4,555
Block Inc 5.625% 8/15/2030 (j)		5,000	5,021
Block Inc 6% 8/15/2033 (j)		13,000	13,003
Block Inc 6.5% 5/15/2032		22,000	22,418
Burford Capital Global Finance LLC 7.5% 7/15/2033 (j)		12,000	10,260
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		13,000	12,855
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		8,000	8,085
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		13,000	13,878
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)		3,000	3,002
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		47,000	46,491
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		4,000	3,806
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		4,000	3,970
Walker & Dunlop Inc 6.625% 4/1/2033 (j)(o)		5,000	5,055
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)		12,000	12,660
			165,059
Insurance - 0.2%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)		14,000	14,053
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)		23,000	23,984
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (j)		20,000	19,547
			57,584
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (j)		7,000	6,990
Rithm Capital Corp 8% 4/1/2029 (j)		6,000	6,017
Rithm Capital Corp 8% 7/15/2030 (j)		6,000	5,955
Rithm Capital Corp 8.5% 6/1/2031 (j)		5,000	4,991
Starwood Property Trust Inc 3.625% 7/15/2026 (j)		1,000	998
Starwood Property Trust Inc 5.75% 1/15/2031 (j)		5,000	4,999
Starwood Property Trust Inc 6% 4/15/2030 (j)		5,000	5,043
Starwood Property Trust Inc 6.125% 6/1/2031 (j)		5,000	5,055
Starwood Property Trust Inc 6.5% 10/15/2030 (j)		5,000	5,124
Starwood Property Trust Inc 6.5% 7/1/2030 (j)		9,000	9,212
Starwood Property Trust Inc 7.25% 4/1/2029 (j)		16,000	16,594
			70,978
TOTAL FINANCIALS			794,054
Health Care - 2.7%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)		27,000	24,547
Health Care Equipment & Supplies - 0.1%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		2,000	2,016
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)		31,000	31,817
			33,833
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (j)(o)		13,000	13,336
Accendra Health Inc 6.625% 4/1/2030 (j)		29,000	17,500
Centene Corp 2.625% 8/1/2031		50,000	43,417
Centene Corp 3.375% 2/15/2030		9,000	8,363
Centene Corp 4.625% 12/15/2029		97,000	94,476
CHS/Community Health Systems Inc 4.75% 2/15/2031 (j)		35,000	32,181
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)		16,000	14,550
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)		5,000	5,245
CVS Health Corp 6.75% 12/10/2054 (c)		27,000	28,151
CVS Health Corp 7% 3/10/2055 (c)		23,000	23,964
DaVita Inc 4.625% 6/1/2030 (j)		24,000	23,320
DaVita Inc 6.75% 7/15/2033 (j)		13,000	13,435
DaVita Inc 6.875% 9/1/2032 (j)		5,000	5,178
Global Medical Response Inc 7.375% 10/1/2032 (j)		3,000	3,117
Humana Inc 6.625% 9/15/2056 (c)		29,000	28,745
LifePoint Health Inc 10% 6/1/2032 (j)		8,000	8,191
Molina Healthcare Inc 6.25% 1/15/2033 (j)(o)		25,000	24,998
Molina Healthcare Inc 6.5% 2/15/2031 (j)		12,000	12,168
National Mentor Holdings Inc 10.5% 12/15/2030 (j)(o)		8,000	8,421
Pediatrix Medical Group Inc 5.375% 2/15/2030 (j)		4,000	3,958
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	146,294
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)		7,000	7,016
TEAM Services Holding Inc 9% 2/15/2033 (j)		15,000	15,113
Tenet Healthcare Corp 5.5% 11/15/2032 (j)		5,000	4,980
Tenet Healthcare Corp 6% 11/15/2033 (j)		5,000	5,049
Tenet Healthcare Corp 6.125% 6/15/2030		57,000	57,531
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	200,935
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)		20,000	19,160
			868,792
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (j)		19,000	19,410
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (j)		39,000	39,929
TOTAL HEALTH CARE			986,511
Industrials - 2.2%
Aerospace & Defense - 0.8%
Axon Enterprise Inc 6.125% 3/15/2030 (j)		9,000	9,174
Axon Enterprise Inc 6.25% 3/15/2033 (j)		5,000	5,125
Boeing Co 6.259% 5/1/2027		2,000	2,032
Boeing Co 6.298% 5/1/2029		3,000	3,139
Boeing Co 6.388% 5/1/2031		2,000	2,134
Boeing Co 6.528% 5/1/2034		3,000	3,275
Boeing Co 6.858% 5/1/2054		154,000	173,738
Boeing Co 7.008% 5/1/2064		4,000	4,571
Carpenter Technology Corp 5.625% 3/1/2034 (j)		8,000	7,948
TransDigm Inc 6% 1/15/2033 (j)		9,000	9,103
TransDigm Inc 6.125% 7/31/2034 (j)		10,000	9,959
TransDigm Inc 6.25% 1/31/2034 (j)(o)		5,000	5,117
TransDigm Inc 6.375% 5/31/2033 (j)		13,000	13,125
TransDigm Inc 6.75% 1/31/2034 (j)		13,000	13,323
TransDigm Inc 7.125% 12/1/2031 (j)		18,000	18,694
			280,457
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)		3,000	3,091
Building Products - 0.3%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (j)		5,000	5,206
Builders FirstSource Inc 6.375% 3/1/2034 (j)		5,000	4,996
Builders FirstSource Inc 6.75% 5/15/2035 (j)		19,000	19,189
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)		5,000	3,047
Cornerstone Building Brands Inc 9.5% 8/15/2029 (j)		5,000	3,028
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (j)		27,000	27,604
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (j)		5,000	5,166
JH North America Holdings Inc 6.125% 7/31/2032 (j)		5,000	5,012
Standard Building Solutions Inc 5.875% 3/15/2034 (j)		10,000	9,750
Standard Building Solutions Inc 6.25% 8/1/2033 (j)		26,000	26,040
			109,038
Commercial Services & Supplies - 0.4%
ADT Security Corp/The 5.875% 10/15/2033 (j)(o)		7,000	6,841
Artera Services LLC 8.5% 2/15/2031 (j)		55,000	50,226
Brand Industrial Services Inc 10.375% 8/1/2030 (j)		26,000	22,979
CoreCivic Inc 4.75% 10/15/2027		16,000	15,910
CoreCivic Inc 8.25% 4/15/2029		3,000	3,127
GEO Group Inc/The 10.25% 4/15/2031		14,000	15,171
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,214
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (j)		5,000	4,883
GFL Environmental Inc 3.5% 9/1/2028 (j)		2,000	1,946
GFL Environmental Inc 6.75% 1/15/2031 (j)		5,000	5,163
Neptune Bidco US Inc 9.5% 2/15/2033 (j)		10,000	10,230
OT Midco Inc 10% 2/15/2030 (j)		10,000	3,856
Reworld Holding Corp 4.875% 12/1/2029 (j)		2,000	1,897
Williams Scotsman Inc 6.625% 4/15/2030 (j)(o)		5,000	5,143
Williams Scotsman Inc 6.625% 6/15/2029 (j)		9,000	9,227
			161,813
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (j)		20,000	20,031
Amsted Industries Inc 6.375% 3/15/2033 (j)		5,000	5,082
Granite Construction Inc 6.375% 6/15/2034 (j)(p)		5,000	5,103
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)		17,000	17,045
			47,261
Electrical Equipment - 0.1%
WESCO Distribution Inc 5.25% 4/15/2031 (j)		7,000	6,934
WESCO Distribution Inc 5.5% 4/15/2034 (j)(o)		11,000	10,920
WESCO Distribution Inc 6.375% 3/15/2033 (j)(o)		5,000	5,137
			22,991
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)		5,000	5,035
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (j)(o)		5,000	5,106
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)		16,000	16,241
			26,382
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (j)		5,000	5,178
Machinery - 0.0%
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (j)(o)		8,000	8,107
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)		13,000	11,958
United Airlines Holdings Inc 4.875% 3/1/2029		12,000	11,841
United Airlines Holdings Inc 5.375% 3/1/2031		10,000	9,890
			33,689
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (j)		11,000	11,250
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (j)		5,000	5,166
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)(o)		9,000	9,441
Herc Holdings Inc 5.75% 3/15/2031 (j)		5,000	4,999
Herc Holdings Inc 6% 3/15/2034 (j)(o)		5,000	4,969
Herc Holdings Inc 7% 6/15/2030 (j)(o)		13,000	13,508
Herc Holdings Inc 7.25% 6/15/2033 (j)		13,000	13,561
QXO Building Products Inc 6.75% 4/30/2032 (j)		26,000	26,493
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)		4,000	4,190
United Rentals North America Inc 5.375% 11/15/2033 (j)		19,000	18,763
United Rentals North America Inc 6.125% 3/15/2034 (j)		5,000	5,131
			106,221
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)		3,000	3,105
TOTAL INDUSTRIALS			818,583
Information Technology - 0.8%
IT Services - 0.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)		29,000	28,921
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)(o)		7,000	6,992
CoreWeave Inc 9% 2/1/2031 (j)(o)		41,000	41,571
CoreWeave Inc 9.25% 6/1/2030 (j)		13,000	13,263
CoreWeave Inc 9.75% 10/1/2031 (j)		25,000	25,787
			116,534
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (j)(o)		3,000	3,013
Entegris Inc 4.375% 4/15/2028 (j)(o)		62,000	61,133
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		12,999	11,651
			75,797
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (j)		21,000	20,751
Oracle Corp 3.6% 4/1/2040		54,000	40,041
Oracle Corp 4.55% 2/4/2029		1,000	990
Oracle Corp 4.95% 2/4/2031		9,000	8,850
Oracle Corp 5.35% 5/4/2033		10,000	9,843
Oracle Corp 6.55% 2/4/2046		4,000	3,857
Oracle Corp 6.7% 2/4/2056		4,000	3,852
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (c)(d)		10,000	9,984
			98,168
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (j)		5,000	5,086
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)		5,000	5,095
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (j)		9,000	9,379
			19,560
TOTAL INFORMATION TECHNOLOGY			310,059
Materials - 1.9%
Chemicals - 1.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(j)		22,544	18,035
Celanese US Holdings LLC 6.5% 4/15/2030 (o)		80,000	82,040
Celanese US Holdings LLC 6.75% 4/15/2033 (o)		102,000	105,231
Celanese US Holdings LLC 7% 2/15/2031 (o)		7,000	7,255
Celanese US Holdings LLC 7.375% 2/15/2034		21,000	21,933
Celanese US Holdings LLC 7.379% 7/15/2032 (c)(o)		9,000	9,459
Celanese US Holdings LLC 7.55% 11/15/2030 (c)(o)		1,000	1,064
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(o)		5,000	5,370
Chemours Co/The 5.75% 11/15/2028 (j)		40,000	39,929
Chemours Co/The 7.875% 3/15/2034 (j)		10,000	10,143
CompoSecure Holdings LLC 5.625% 2/1/2033 (j)		16,000	15,532
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (j)		5,241	3,550
Mativ Holdings Inc 8% 10/1/2029 (j)(o)		17,000	16,933
Methanex US Operations Inc 6.25% 3/15/2032 (j)(o)		5,000	5,149
Olin Corp 5% 2/1/2030		61,000	59,194
Olin Corp 6.625% 4/1/2033 (j)(o)		16,000	15,883
Olympus Water US Holding Corp 6.25% 10/1/2029 (j)		5,000	4,904
Olympus Water US Holding Corp 6.75% 8/1/2032 (j)		21,000	20,503
Perimeter Holdings LLC 6.25% 1/15/2034 (j)		8,000	7,962
Tronox Inc 4.625% 3/15/2029 (j)		22,000	17,523
WR Grace Holdings LLC 5.625% 8/15/2029 (j)		19,000	18,197
WR Grace Holdings LLC 6.625% 8/15/2032 (j)		13,000	12,900
WR Grace Holdings LLC 7% 8/1/2033 (j)		5,000	4,960
WR Grace Holdings LLC 7.375% 3/1/2031 (j)		1,000	1,005
			504,654
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)		22,000	22,402
Quikrete Holdings Inc 6.75% 3/1/2033 (j)		14,000	14,201
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (j)		7,000	7,019
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)		5,000	5,271
			48,893
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)		12,000	11,382
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)		14,000	14,108
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)(o)		16,000	15,379
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(o)		9,000	8,648
Crown Americas LLC 5.875% 6/1/2033		13,000	13,074
Graphic Packaging International LLC 6.375% 7/15/2032 (j)		5,000	5,042
			67,633
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)		14,000	14,613
Cleveland-Cliffs Inc 7% 3/15/2032 (j)		6,000	6,066
Cleveland-Cliffs Inc 7.375% 5/1/2033 (j)(o)		5,000	5,135
Commercial Metals Co 5.75% 11/15/2033 (j)		12,000	12,009
Commercial Metals Co 6% 12/15/2035 (j)(o)		12,000	12,022
Kaiser Aluminum Corp 5.875% 3/1/2034 (j)		7,000	6,967
Novelis Corp 3.875% 8/15/2031 (j)(o)		3,000	2,729
Novelis Corp 6.375% 8/15/2033 (j)		3,000	3,029
Novelis Corp 6.875% 1/30/2030 (j)(o)		12,000	12,330
			74,900
TOTAL MATERIALS			696,080
Real Estate - 1.0%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 6.875% 7/15/2029		55,000	57,816
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,336
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (j)		45,000	43,719
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)		1,000	988
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		10,000	10,483
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)		5,000	5,242
			134,584
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		18,000	12,896
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	4,088
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		37,000	36,117
National Health Investors Inc 5.35% 2/1/2033		20,000	19,855
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	7,978
			80,934
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (j)		5,000	4,960
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (j)(o)		5,000	5,143
			10,103
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034		31,000	34,704
Kilroy Realty LP 5.875% 10/15/2035		37,000	36,281
			70,985
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (j)		3,000	3,025
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (j)		2,000	1,921
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)		7,000	7,541
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,384
Forestar Group Inc 6.5% 3/15/2033 (j)		12,000	12,047
Kennedy-Wilson Inc 4.75% 2/1/2030		5,000	5,042
Kennedy-Wilson Inc 7% 6/1/2031 (j)		16,000	16,374
Kennedy-Wilson Inc 7.25% 6/1/2033 (j)		16,000	16,265
			69,599
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (j)(o)		5,000	5,022
Millrose Properties Inc 6.375% 8/1/2030 (j)(o)		5,000	5,069
			10,091
TOTAL REAL ESTATE			376,296
Utilities - 1.9%
Electric Utilities - 1.8%
Clearway Energy Operating LLC 5.75% 1/15/2034 (j)		5,000	4,966
DPL LLC/Ohio 4.35% 4/15/2029		360,000	347,521
Edison International 4.8% 3/15/2031		8,000	7,791
Edison International 6.25% 3/15/2030		3,000	3,093
Edison International 7.875% 6/15/2054 (c)		8,000	8,184
Edison International 8.125% 6/15/2053 (c)		9,000	9,191
Hawaiian Electric Co Inc 6% 10/1/2033 (j)		5,000	4,962
NRG Energy Inc 5.25% 6/15/2029 (j)		9,000	8,954
NRG Energy Inc 5.75% 1/15/2034 (j)		13,000	12,859
NRG Energy Inc 5.75% 7/15/2029 (j)		40,000	40,037
NRG Energy Inc 5.875% 5/15/2034 (j)		5,000	4,968
NRG Energy Inc 6% 1/15/2036 (j)(o)		13,000	12,913
NRG Energy Inc 6% 2/1/2033 (j)		5,000	5,038
NRG Energy Inc 6.125% 5/15/2036 (j)		5,000	4,989
NRG Energy Inc 6.25% 11/1/2034 (j)		5,000	5,043
Pacific Gas and Electric Co 6% 5/1/2056		2,000	1,921
PacifiCorp 7.375% 9/15/2055 (c)		10,000	10,185
PG&E Corp 5% 7/1/2028		17,000	16,917
PG&E Corp 5.25% 7/1/2030		23,000	22,756
PG&E Corp 6.85% 9/15/2056 (c)		13,000	12,953
PG&E Corp 7.375% 3/15/2055 (c)		25,000	25,460
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		16,000	15,978
Vistra Operations Co LLC 5% 7/31/2027 (j)		22,000	21,987
Vistra Operations Co LLC 6.875% 4/15/2032 (j)		5,000	5,202
Vistra Operations Co LLC 7.75% 10/15/2031 (j)		5,000	5,241
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(o)		6,000	6,249
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)(o)		23,000	24,288
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (j)		6,000	6,432
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (j)(o)		8,000	8,596
			664,674
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 6.95% 7/15/2055 (c)		5,000	4,930
Alpha Generation LLC 6.25% 1/15/2034 (j)		5,000	4,957
Alpha Generation LLC 6.75% 10/15/2032 (j)		2,000	2,046
Talen Energy Supply LLC 6.25% 2/1/2034 (j)		13,000	12,952
Talen Energy Supply LLC 6.5% 2/1/2036 (j)(o)		13,000	13,074
			37,959
TOTAL UTILITIES			702,633
TOTAL UNITED STATES			7,635,468
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (j)		25,000	24,676
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,525,178)			11,886,682

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (l) (Cost $7,510)	80	7,917

Preferred Securities - 2.5%
		Principal Amount (a)	Value ($)
CANADA - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 5.75% 7/15/2080 (c)		250,000	257,643
Financials - 0.9%
Banks - 0.9%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5783% (c)(d)(n)		325,000	325,900
TOTAL CANADA			583,543
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(j)(n)		10,000	10,638
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen International Finance NV 3.875% (c)(k)(n)	EUR	100,000	119,509
UNITED STATES - 0.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (c)(n)		25,000	25,766
Energy Transfer LP Series G, 7.125% (c)(n)		5,000	5,178
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (c)(d)(n)		21,000	21,111
Sunoco LP 7.875% (c)(j)(n)		15,000	15,907
TOTAL ENERGY			67,962
Financials - 0.3%
Banks - 0.2%
BW Real Estate Inc 9.5% (c)(j)(n)		12,000	12,293
Citigroup Inc 6.5% (c)(n)(o)		5,000	5,067
Citigroup Inc 6.625% (c)(n)		12,000	12,220
JPMorgan Chase & Co 6.1% (c)(n)		20,000	20,243
Truist Financial Corp 6.25% (c)(n)		10,000	10,023
Wells Fargo & Co 6.125% (c)(n)		12,000	12,246
			72,092
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(n)		22,000	21,454
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (c)(d)(n)		10,000	10,127
			31,581
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(e)(n)		2,056	2,038
TOTAL FINANCIALS			105,711
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (c)(j)(n)		4,000	4,040
Sumisho Air Lease Corp 4.125% (c)(n)		26,000	25,834
Sumisho Air Lease Corp 4.65% (c)(n)		10,000	10,088
TOTAL INDUSTRIALS			39,962
TOTAL UNITED STATES			213,635
TOTAL PREFERRED SECURITIES (Cost $874,174)			927,325

U.S. Treasury Obligations - 47.9%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,248,317
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	633,000	537,457
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	320,845
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	690,400	611,516
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	69,284
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	21,000	20,054
US Treasury Bonds 4.75% 2/15/2056	5.00 to 5.16	720,000	693,900
US Treasury Bonds 4.75% 5/15/2055	4.65 to 4.91	2,562,000	2,465,925
US Treasury Notes 3.625% 10/31/2030	3.71	44,000	43,117
US Treasury Notes 3.75% 1/31/2031	3.63	2,160,000	2,125,069
US Treasury Notes 3.75% 10/31/2032	3.92	15,000	14,578
US Treasury Notes 4% 1/31/2033	4.25	400,000	393,813
US Treasury Notes 4% 2/15/2034	3.90 to 4.46	167,000	163,406
US Treasury Notes 4% 4/30/2032	4.11	80,000	79,113
US Treasury Notes 4.125% 2/15/2036	4.48	462,000	450,667
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	49,924
US Treasury Notes 4.25% 5/31/2033	4.29	25,000	24,949
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.15	1,790,000	1,767,975
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.32	6,118,000	6,131,861
US Treasury Notes 4.5% 12/31/2031 (r)	4.70	400,000	406,094
US Treasury Notes 4.625% 4/30/2029	4.72	10,000	10,153
US Treasury Notes 4.75% 2/15/2045	4.54	30,000	29,211
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,284,876)			17,657,228

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.67	2,543,612	2,544,121
Fidelity Securities Lending Cash Central Fund (s)(t)	3.67	432,284	432,327
TOTAL MONEY MARKET FUNDS (Cost $2,976,447)			2,976,448

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $37,340,970)	37,184,886
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(282,757)
NET ASSETS - 100.0%	36,902,129

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2	9/2026	224,375	2,371
CBOT 2Y US Treasury Notes Contracts (United States)	1	9/2026	206,625	228
CBOT US Treasury Long Bond Contracts (United States)	1	9/2026	112,406	2,061
TOTAL LONG				4,660
SHORT
ICE Long GILT Futures (United Kingdom)	(1)	9/2026	(119,506)	(1,937)
TOTAL FUTURES CONTRACTS				2,723

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	3,977	USD	2,862	JPMorgan Chase Bank NA	6/2026	(4)
EUR	17,000	USD	20,098	Royal Bank of Canada	7/2026	(218)
GBP	4,000	USD	5,445	Canadian Imperial Bank of Commerce	7/2026	(59)
USD	43,696	AUD	61,000	BNP Paribas SA	7/2026	(94)
USD	2,875	AUD	4,000	JPMorgan Chase Bank NA	7/2026	4
USD	117,047	CAD	159,000	Royal Bank of Canada	7/2026	1,410
USD	3,697	CAD	5,000	Royal Bank of Canada	7/2026	61
USD	9,418	EUR	8,000	BNP Paribas SA	7/2026	62
USD	1,856,286	EUR	1,570,000	BNP Paribas SA	7/2026	20,319
USD	5,905	EUR	5,000	Goldman Sachs Bank USA	7/2026	58
USD	10,530	EUR	9,000	Goldman Sachs Bank USA	7/2026	5
USD	661,099	GBP	489,000	JPMorgan Chase Bank NA	7/2026	2,640

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						24,184
Unrealized Appreciation						24,559
Unrealized Depreciation						(375)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $613 and $531, respectively.
(i)	Non-income producing.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,265,387 or 19.7% of net assets.

(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,337,620 or 6.3% of net assets.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security is on loan at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,305.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $121,525.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	334,434	11,548,751	9,338,892	70,012	(173)	1	2,544,121	2,543,612	0.0%
Fidelity Securities Lending Cash Central Fund	271,635	2,822,407	2,661,707	975	(8)	-	432,327	432,284	0.0%
Total	606,069	14,371,158	12,000,599	70,987	(181)	1	2,976,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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